UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		333-124793

Macquarie Global Infrastructure Total Return Fund Inc.
(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Tane T. Tyler ALPS Mutual Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1 – Schedule of Investments.

Macquarie Global Infrastructure Total Return Fund

Schedule of Investments

February 28, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE $
COMMON STOCKS (81.9%)
Australia (22.1%)
Australian Infrastructure Fund	3,038,065	6,247,518
Babcock & Brown Infrastructure Group	10,882,166	16,505,018
Envestra Ltd.	14,556,370	13,762,720
Hastings Diversified Utilities Fund	1,059,005	2,611,634
SP AusNet	21,943,231	23,599,520
Spark Infrastructure Group	20,791,365	22,360,710
Transurban Group**	5,000,000	29,743,145
		114,830,265
Brazil (2.4%)
AES Tiete SA	200,100,000	6,228,060
Cia de Concessoes Rodoviarias	489,710	6,304,684
		12,532,744
France (8.6%)
Aeroports de Paris #	348,548	28,256,161
Electricite de France	225,520	16,536,621
		44,792,782
Hong Kong (8.3%)
Cheung Kong Infrastructure Holdings, Ltd.	2,861,000	10,033,457
China Light & Power Holdings, Ltd.	1,500,000	10,991,296
HongKong Electric Holdings, Ltd.	2,894,500	14,652,179
Zhejiang Expressway Co., Ltd.	10,019,000	7,514,571
		43,191,503
Italy (9.1%)
Enel SpA	1,500,000	15,671,731
Snam Rete Gas SpA	2,011,954	12,041,211
Terna SpA	5,625,000	19,577,257
		47,290,199
Malaysia (0.5%)
Plus Expressways Berhad	3,000,000	2,517,842

New Zealand (3.5%)
Auckland International Airport, Ltd.	11,614,694	18,119,362

South Korea (1.0%)
Korea Electric Power Corp.	125,000	5,256,451

Spain (8.7%)
Enagas SA	585,000	13,338,737
Iberdrola SA	200,000	8,779,081
Red Electrica de Espana SA	500,000	22,761,559
		44,879,377
Thailand (0.6%)
Airports of Thailand PCL	1,846,311	3,282,934

United Kingdom (15.0%)
Kelda Group Plc	880,000	15,417,673
National Grid Plc	1,070,000	16,035,394
Pennon Group Plc	1,408,396	14,868,754
Severn Trent Plc	584,070	15,842,725
United Utilities Plc	1,109,214	15,849,649
		78,014,195
United States (2.1%)
Ameren Corp.	203,800	10,644,474

TOTAL COMMON STOCKS (IDENTIFIED COST $353,985,643)		425,352,128

CANADIAN INCOME TRUSTS (9.8%)
Enbridge Income Fund	478,800	4,789,637
Northland Power Income Fund**	918,100	10,424,391
Pembina Pipeline Income Fund	1,424,300	19,910,487
UE Waterheater Income Fund	1,212,500	15,550,188

TOTAL CANADIAN INCOME TRUSTS (IDENTIFIED COST $52,970,049)		50,674,703

MASTER LIMITED PARTNERSHIPS (28.4%)
Amerigas Partners LP	564,980	18,090,660
Duncan Energy Partners LP #	91,520	2,196,480
Enbridge Energy Partners LP - Class A *	550,200	29,056,062
Energy Transfer Partners LP	326,300	17,998,708
Enterprise Products Partners LP	688,089	20,993,595
Kinder Morgan Energy Partners LP	515,000	26,095,050
Magellan Midstream Partners LP**	790,200	33,267,420

TOTAL MASTER LIMITED PARTNERSHIPS (IDENTIFIED COST $138,844,007)		147,697,975

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE $
GOVERNMENT BONDS (1.5%)
U.S. Treasury Note **	4.625%	02/29/2008	4,000,000	3,990,316
U.S. Treasury Note **	4.875%	05/31/2008	4,000,000	4,005,160

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $7,968,719)				7,995,476

	INTEREST	MATURITY
DESCRIPTION	RATE	DATE	SHARES	VALUE $
SHORT TERM INVESTMENTS (8.9%)
Mutual Fund (0.0%)
Bank of New York Cash Reserve Money Market Fund	2.250%		44,248	44,248

	INTEREST	MATURITY
DESCRIPTION	RATE	DATE	VALUE $
Repurchase Agreements (8.9%)
Agreement with Deutsche Bank, dated 2/28/07 with a repurchase amount of $45,956,739, 102% collateralized by Federal Home Loan Bank, 5.550% due 3/4/10 with a value of $46,869,000.	5.280%	03/01/2007	45,950,000

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $45,994,248)			45,994,248

TOTAL INVESTMENTS (130.5%) (IDENTIFIED COST $599,762,666)			677,714,530

TOTAL LIABILITIES LESS OTHER ASSETS (-1.6%)			(8,527,671)

Leverage Facility (1) (-28.9%)			(150,000,000)

TOTAL NET ASSETS (100.0%)			$519,186,859

Outstanding Forward Currency Exchange Contract:

				CONTRACT
				VALUE AT
	DELIVERY	UNITS PER		FEBRUARY 28,	UNREALIZED
CONTRACT DESCRIPTION	DATE	CONTRACT		2007	APPRECIATION

Bank of New York Thai Baht FX Contract	03/01/2007	10,369,077	(THB)	$304,749	$6,615

#	As of February 28, 2007, this security has not paid a distribution to the Fund in the last 12 months.
*	Security, or portion of security, is segregated as collateral for Interest Rate Swaps.
**	Security, or portion of security, is segregated as collateral for Total Return Swaps.
(1)	Analysis for leverage is based on Total Assets.

PORTFOLIO DIVERSIFICATION BY INDUSTRY SECTOR:(a)

Pipelines	24.6%
Electricity & Gas Distribution	21.3%
Electric Utilities	14.8%
Water	9.3%
Airports	7.4%
Cash and Other	7.1%
Toll Roads/Transportation	6.9%
Diversified	3.4%
Other	2.7%
Electric Generation	2.5%
100.0%

(a) Percentages are based upon total assets as defined in the Fund’s Prospectus. Please note that percentages shown on the Statement of Investments are based on net assets. Total Return Swap positions have been included on a “mark to market” basis and included on this basis under appropriate sector classifications.

See Notes to Quarterly Portfolio of Investments.

Interest Rate Swap Counterparty	Notional Amount		Fixed Rate Paid by the Fund		Floating Rate Received by the Fund	Floating Rate Index	Termination Date	Unrealized Gain/Loss

Citibank, N.A.	60,000,000	USD	4.426%		US 1mt Libor	USD LIBOR BBA 1MT	November 17, 2008	$582,953
National Australia Bank	40,000,000	USD	4.865%		US 1mt Libor	USD LIBOR BBA 1MT	December 9, 2010	(32,314)
	30,000,000	USD
Citibank, N.A.	34,572,000	CAD	4.15	% CAD	US 1mt Libor	USD LIBOR BBA 1MT	January 6, 2009	440,883
	20,000,000	USD
Citibank, N.A.	23,242,000	CAD	4.15	% CAD	US 1mt Libor	USD LIBOR BBA 1MT	January 6, 2009	128,052

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Unrealized Gain/Loss
Bank of Nova Scotia		29,447,131	CAD 1 mt CDOR	CAD BA CDOR	July 26, 2016	$(1,918,396)
Swap Tranches:
Consumers Waterheater	656,500	9,752,780				24,855
Inter Pipeline	1,935,725	19,694,351				(1,943,251)

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

February 28, 2007 (Unaudited)

1. Security Valuation:

The net asset value (“NAV”) of the Common Shares will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. U.S. debt securities and non-U.S. securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities (subject to the fair value policies described below).

Readily marketable portfolio securities listed on any U.S. exchange other than the NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined, or if there not been a sale, at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices.

Non-U.S. exchange-listed securities will generally be valued using information provided by an independent third party pricing service.  The official non-U.S. security price is determined using the last sale price at the official close of the security’s respective non-U.S. market. Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

In the event that the pricing service cannot or does not provide a valuation for a particular non-U.S. listed security or such valuation is deemed unreliable, especially with unlisted securities or instruments, fair value is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following:

•                  the projected cash flows for the issuer;

•                  the fundamental business data relating to the issuer;

•                  an evaluation of the forces that influence the market in which these securities are purchased and sold;

•                  the type, size and cost of holding;

•                  the financial statements of the issuer;

•                  the credit quality and cash flow of issuer, based on the Adviser’s or external analysis;

•                  the information as to any transactions in or offers for the holding;

•                  the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

•                  the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s or borrower’s management;

•                  the prospects for the issuer’s or borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry

Foreign Securities: The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Standard Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currency translation.

Forward currency exchange contracts which are traded in the U.S. on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Non-U.S. traded forward currency contracts are valued using the same method as the U.S. traded contracts. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets & Liabilities.  In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of the currencies change unfavorably to the U.S. dollar.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at periods end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

2.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on basis of identified cost for both financial reporting and income tax purposes.

3.  Repurchase Agreements:

 Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Interest Rate Swap Contracts:

The Fund has entered into interest rate swap agreements with Citibank N.A. and National Australia Bank. In these interest rate swaps, the fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the fund a variable rate payment that is intended to approximate the fund’s variable rate payment obligation on the leverage facility. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

5. Total Return Swap Contracts:

The Manager believes total return swaps provide an attractive combination of both pricing and flexibility to obtain exposure to certain securities.

The Fund has entered into a total return swap agreement with the Bank of Nova Scotia. The swap agreement is for a period of ten years,

but may be terminated earlier by the Fund. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

6. Leverage:

On September 29, 2006, the Fund replaced its 364-day senior secured revolving credit facility with a commercial paper conduit (the “CP Conduit”) with TSL (USA) Inc. (“TSL”) as a conduit lender, and National Australia Bank Limited (“NAB”), New York Branch as secondary lender. The Fund drew down $150 million on September 29, 2006 and the Fund may drawdown an additional $50 million up to a total of $200 million. The Fund has pledged a portion of the securities held in the portfolio as security to collateralize the CP Conduit. The Fund will pay interest at a rate of 40 bps per annum above the cost of funds TSL is able to obtain in the commercial market. The Fund will also incur a commitment fee of 10 bps for the amount of commitment available in excess of the outstanding loan.

7. Partly Paid Securities

The Fund has an obligation to pay 0.54 AUD per share on the 20,791,365 shares it owns in Spark Infrastructure Group. As of February 28, 2007 this represents a payment of USD 8,845,995. The payment is expected to be due on March 15, 2007.

8. Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$83,812,575
Gross depreciation (excess of tax cost over value)	(5,192,112)
Net unrealized appreciation	78,620,463
Total cost for federal income tax purposes	$599,094,067

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Macquarie Global Infrastructure Total
Return Fund, Inc.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	April 26, 2007

By:	/s/ Richard Butt
Richard Butt
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 26, 2007

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